Financial Risk Management	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Financial Risk Management

NOTE 2. FINANCIAL RISK MANAGEMENT

The group’s activities expose it to a variety of financial risks: market risk (including currency risk), credit risk and liquidity risk. The group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the group. The group may use derivative financial instruments such as foreign exchange contracts to hedge certain risk exposures. Derivatives are exclusively used for hedging purposes, i.e. not as trading or other speculative instruments. The group hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using forward contracts or natural hedging. The group uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis and cash flow forecasting in the case of foreign exchange and aging analysis for credit risk.

Risk management is carried out by senior management under policies approved by the board of directors. Management identifies, evaluates and hedges financial risks in close co-operation with the group’s operating units. The board provides the principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

(a) Market risk

Foreign exchange risk

The group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollar and Euro. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

Management has set up a policy to manage the company’s exchange risk within the group companies. The group hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using forward contracts or natural hedging.

The group considers using forward exchange contracts to cover anticipated cash flow in USD and Euro periodically, as derivatives held for trading and measured through the statement of comprehensive income. This policy is reviewed regularly by directors from time to time. There were no outstanding foreign exchange contracts as at June 30, 2019 and June 30, 2018.

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2019		June 30, 2018
	USD	EUR	USD	EUR
Cash in bank	10,023,299	1,556,444	7,788,802	2,163,426
Trade and other receivables	85,555	3,740,827	—	2,541,056
Trade and other payables	(921,843)	(1,267,647)	(1,226,364)	(315,485)

Sensitivity

Based on the financial assets and liabilities held at 30 June 2019, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the group’s post-tax loss for the year would have been $918,701 lower/$918,701 higher (2018 – $656,244 lower/$656,244 higher). Based on the financial instruments held at 30 June 2019, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the group’s post-tax loss for the year would have been $402,962 lower/$402,962 higher (2018 – $438,900 lower/$438,900 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments.

Any changes in post-tax loss will have an equivalent change to equity. The US warrants financial liability will be equity-based settled upon exercise of the US warrants. However, as the exercise will be done with an exercise price in US dollars, there is a foreign exchange risk due to the subsequent translation to Australian dollars. Currently the group’s exposure to other foreign exchange movements is not material.

(b) Credit risk

Credit risk is managed on a group basis. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks. For banks, only independently rated parties with a minimum rating of ‘A’ according to ratings agencies are accepted.

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings:

	June 30, 2019	June 30, 2018
	$	$
Cash at bank and short-term bank deposits
Minimum rating of A	16,567,982	23,475,521

(c) Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash to meet obligations when due. At the end of the reporting period the group held deposits at call of $ $16,567,982 (2018 – $23,475,521) that are expected to readily generate cash inflows for managing liquidity risk. Management monitors rolling forecasts of the group’s liquidity reserve cash and cash equivalents (note 7) on the basis of expected cash flows. In addition, the group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.

As outlined in Note 3, the company’s monitoring of its cash requirements extends to the consideration of potential capital raising strategies and an active involvement with its institutional and retail investor base.

Maturities of financial liabilities

The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:

(a)	all non-derivative financial liabilities, and
(b)	net and gross settled derivative financial instruments for which the contractual maturities are essential for an understanding of the timing of the cash flows.

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2019	Less than 12 months $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	5,060,368	—	5,060,368	5,060,368
Convertible note liability (refer note 15)	—	17,876,076	17,876,076	7,642,707

	5,060,368	17,876,076	22,936,444	12,703,075

Contractual maturities of financial liabilities At June 30, 2018	Less than 12 months $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	3,663,849	—	3,663,849	3,663,849
Convertible note liability (refer note 15)	—	17,876,076	17,876,076	6,645,832

	3,663,849	17,876,076	21,539,925	10,309,681

(d) Fair value measurements

The following table presents the group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2019 and June 30, 2018 on a recurring basis:

At June 30, 2019	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	7,642,707	7,642,707
Warrant liability	—	3,164,413	—	3,164,413

Total liabilities	—	3,164,413	7,642,707	10,807,120

At June 30, 2018	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	6,645,832	6,645,832
Warrant liability	—	2,945,358	—	2,945,358

Total liabilities	—	2,945,358	6,645,832	9,591,190

(i) Valuation techniques used to determine fair values

Level 1: The fair value of financial instruments trade in active markets (such as publicly traded derivatives, and trading and available-for-sale securities) is based on quoted (unadjusted) market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments

•	The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves

•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis.

(ii) Fair value measurements using value techniques

•	There are no financial instruments as at 30 June 2019 under Level 1.

•	Level 2 financial instruments consist of warrant liabilities. Refer to Note 14 for details of fair value measurement.

•	Level 3 financial instruments consist of convertible notes. Refer to Note 15 for details of fair value measurement.

(iii) Valuation inputs and relationships to fair value

For US warrant valuation inputs under Level 2, please refer to Note 14.

The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair value at June 30, 2019 $	Unobservable inputs	Range of inputs
Convertible note	7,642,707	Face value	13,750,828
		Interest rate of note	3%
		Risk adjusted interest rate	15%

(iv) Valuation process

The convertible note was valued using a discounted cash flow model.